T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth & Income Fund SUMMARY
Investment Objective
The fund seeks long-term capital growth and current income primarily through investments in stocks.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees	T. Rowe Price Growth & Income Fund, Inc. T. Rowe Price Growth & Income Fund, Inc. USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee	none
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Growth & Income Fund, Inc. T. Rowe Price Growth & Income Fund, Inc.
Management fees	0.54%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.67%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
T. Rowe Price Growth & Income Fund, Inc. | T. Rowe Price Growth & Income Fund, Inc. | USD ($)	68	214	373	835

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund’s primary focus is on capital appreciation. We use fundamental, bottom-up research and both growth and value approaches in identifying high-quality companies we believe have good prospects for capital growth over time. Among the many characteristics we look for are leadership positions in growing industries, pricing power, and strong financial results. In many instances, we favor free cash flow because it can allow a company to increase dividends, repurchase shares, or make acquisitions. We also look for seasoned management that is effective at redeploying its capital. While investments may include mid-size companies, large-capitalization companies are expected to be a much greater focus of the portfolio.

In selecting growth stocks, we generally look for companies with above-average earnings growth and a lucrative niche in the economy that allows them to sustain earnings momentum even during times of slow economic growth. When applying a value analysis, we seek companies whose current stock prices seem undervalued relative to the general market, the industry average, or the company’s historical valuation based on earnings, cash flow, book value, or dividends. The portion of the fund invested in growth stocks versus value stocks will vary based on market conditions and the views of the fund’s portfolio manager. The fund expects to normally hold a relatively small portfolio of approximately 40 to 60 stocks.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry. In addition, the relatively small number of holdings in which the fund invests could cause it to be more volatile than comparable funds with a more diversified portfolio.

Market capitalization risk The fund’s focus on large and mediumsized companies subjects the fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium sized companies, its share price could be more volatile than a fund that invests only in large companies. Medium sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Investment style risk Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. Because the fund may hold stocks with either growth or value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level. In addition, the relatively small number of holdings in which the fund invests could cause it to be more volatile than comparable funds with a more diversified portfolio.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Performance
The bar chart showing calendar year returns and the average annual total returns table provide some indication of the risks of investing in the fund by showing how much returns can differ from year to year and how the fund’s average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Growth & Income Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	17.73%
Worst Quarter	12/31/08	-22.35%

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - T. Rowe Price Growth & Income Fund, Inc.	1 Year	5 Years	10 Years
T. Rowe Price Growth & Income Fund, Inc.	4.12%	12.38%	7.47%
T. Rowe Price Growth & Income Fund, Inc. | Returns after taxes on distributions	0.31%	11.20%	6.62%
T. Rowe Price Growth & Income Fund, Inc. | Returns after taxes on distributions and sale of fund shares	5.35%	9.86%	6.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Lipper Large-Cap Core Funds Index	(0.67%)	10.97%	6.35%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.